Maintenance rights and lease premium, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights and lease premium, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Maintenance rights	$1,505,434	$1,669,742
Lease premium, net	396,508	460,251
	$1,901,942	$2,129,993
Movements in maintenance rights during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025	2024
Maintenance rights at beginning of period	$1,669,742	$2,099,513
EOL and MR contract maintenance rights expense	(36,035)	(51,841)
MR contract maintenance rights write-off due to maintenance liability release	(11,066)	(34,988)
EOL contract maintenance rights write-off due to cash receipt	(25,372)	(97,289)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(91,835)	(45,016)
Maintenance rights at end of period	$1,505,434	$1,870,379
The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$801,716	$(405,208)	$396,508

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$907,995	$(447,744)	$460,251
Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the three months ended June 30, 2025 and 2024, we recorded amortization expense for lease premium assets of $28 million and $41 million, respectively. During the six months ended June 30, 2025 and 2024, we recorded amortization expense for lease premium assets of $60 million and $83 million, respectively.
Other intangibles, net
Other intangibles, net consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Customer relationships, net	$124,294	$134,883
Other intangible assets	4,433	4,783
	$128,727	$139,666
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2025 and December 31, 2024:

	June 30, 2025
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(235,706)	$124,294

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(225,117)	$134,883
During the three months ended June 30, 2025 and 2024, we recorded amortization expense for customer relationships of $5 million. During the six months ended June 30, 2025 and 2024, we recorded amortization expense for customer relationships of $11 million.